NOTE 3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
NOTE 3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Financial Statement Preparation and Presentation

The accompanying consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and generally accepted accounting principles in the United States (“U.S. GAAP”). The acquisition of Heat Planet was accounted for as a merger under common control, using merger accounting as if the merger had been consummated at the beginning of the earliest period presented, and no gain or loss is recognized. All the assets and liabilities of Heat Planet and its subsidiaries are recorded at carrying value. The cash consideration in excess of carrying value of net assets of Heat Planet’s subsidiary was deemed a capital distribution to Mr. Li and a deduction to additional paid in capital was recorded upon consummation of acquisition.

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs.  All significant inter- company balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. The most significant estimates and related assumptions include the assessment of fair value of earn-out obligation, assessment of the provision for doubtful accounts, the assessment of the impairment of tangible long-lived assets, the assessment of the valuation allowance on deferred tax assets and the assessment of the fair value of the commercial vehicles is used in determining revenue recognition by reference to the retail market price. Actual results could differ from these estimates.

 Currency Reporting

The Company uses U.S. dollars as its functional currency. The Company’s operations in China and Hong Kong use the local currencies - Renminbi (“RMB”) and Hong Kong dollar as its functional currencies whereas amounts reported in the accompanying consolidated financial statements and disclosures are stated in U.S. dollars, the reporting currency of the Company, unless stated otherwise. As such, the consolidated balance sheets of the Company have been translated into U.S. dollars at the current rates listed by the People’s Bank of China as of December 31, 2012 and 2011 and the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010 have been translated into U.S. dollars at the average rates during the periods the transactions were recognized. The resulting translation adjustments are recorded as other comprehensive income in the consolidated statement of operations and comprehensive income.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash equivalents include all highly liquid debt instruments with original maturities of three months or less which are not securing any corporate obligations. As of December 31, 2012 and 2011, the majority of cash, including restricted cash, was in RMB on deposit in PRC financial institutions under the Company’s PRC VIEs and subsidiaries, which the management believes are of high credit quality. Cash remittance in or out of the PRC are subject to the PRC foreign exchange control regulations pursuant to which PRC government approval is required for the Company to receive funds from or distribute funds outside the PRC.

Restricted Cash

As of December 31, 2012 and 2011, the restricted cash was $160 and $159, respectively, which was a guarantee deposits required by China Insurance Regulatory Commission (“CIRC”) in order to protect insurance premium appropriation by insurance agency.

Accounts Receivable

Accounts receivable, which are unsecured, are stated at the amount the Company expects to collect from the value added services, such as the tires, fuel and insurance financing services, and the past due net investment in direct financing and sales-type leases. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company evaluates the collectability of its receivable based on a combination of factors, including customer credit-worthiness, residual value of the commercial vehicles under lease and historical collection experience. Management reviews the receivable and adjusts the allowance based on historical experience, financial condition of the customer and other relevant current economic factors. Recognition of income is suspended and a lease is placed on non-accrual status when management determines that collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the lease becomes contractually current and/or collection doubts are removed. Cash receipts on impaired leases are recorded against the receivable and then to any unrecognized income.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of accounts receivable from sales of commercial vehicles and investment in direct financing and sales-type leases. Credit risk concentration with respect to accounts receivables and investments in leases is reduced because a large number of diverse customers over a wide geographic area make up the Company’s customer base.

Inventories

Inventories are stated at the lower of cost or market. The Company uses the specific identification method to value commercial vehicles and the first-in, first-out method (“FIFO”) to account for parts inventories.  A reserve of specific inventory units and parts inventories is maintained where the cost exceeds the estimated net realizable value.

Deposits for Inventories

Deposits for inventories are cash advances made to automobile manufacturers and auto dealers for the purchase of commercial vehicles.

Property, Equipment, Leasehold Improvements and Construction in progress

Property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives. All depreciation is included in operating expenses on the accompanying consolidated statements of operations and comprehensive income (loss). Leasehold improvements are capitalized and amortized over the lesser of the life of the lease or the useful life of the related asset.

The estimated useful lives of property, equipment and leasehold improvements are as follows:

Useful life
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Over the lease term

Expenditures for major additions or improvements that extend the useful lives of assets are capitalized. Minor replacements, maintenance and repairs that do not improve or extend the lives of such assets are expensed as incurred.

Construction in progress represents the costs incurred in connection with the construction of buildings or new additions to the Company’s facilities. No depreciation is provided for construction in progress until such time as the assets are completed and placed into service.

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition where the fair value is lower than the carrying value, measurement of an impairment loss is recognized in the statements of operations and comprehensive income (loss) for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. No impairment of long-lived assets was recognized for the periods presented.

Fair Value of Financial Instruments

Financial instruments consist primarily of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, due to affiliates, short-term borrowings and earn-out obligation. The earn-out obligation was adjusted to its fair value at each reporting date. The carrying amounts of the other items at December 31, 2012 and 2011 approximated their fair values because of the short maturity of these instruments or existence of variable interest rates, which reflect current market rates.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information that the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs are used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Lease Securitization Borrowings

Lease securitization borrowings are recorded as the liabilities of the Company upon the existence of obligation. According to the lease securitization program entered by the Company with the Trustee, the lease receivable (transferred assets) related to the lease securitization borrowing are not derecognized upon performing the securitization, since the asset derecognition criteria stated in ASC 860-20, “Sales of Financial Assets” are not met. Detailed guidelines to indicate the transferor has surrendered control over transferred assets if the following conditions are met: (i) if the transferred asset is legally isolated; (ii) if the transferee has the rights to pledge or exchange the transferred assets; and (iii) if the transferor does not maintain effective control over the transferred assets.

Treasury Stock

Treasury stock is ordinary shares repurchased by the Company and not cancelled. These shares are recorded at cost and result in a reduction of the equity on balance sheets. In August 2010, the board of directors authorized a stock repurchase program, pursuant to which the Company repurchased 64,100 ordinary shares from the open market for a total of $1,630. These repurchased shares were recorded as treasury stock before being retired. In December 2010, the Company retired the repurchased shares and charged the par value of the ordinary shares against additional paid-in capital. The share repurchase program expired in February 2011.

Comprehensive Income (Loss)

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist solely of foreign currency translation adjustments.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, including among others, product liability. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Revenue Recognition

The Company recognizes its current new commercial vehicle lease financing arrangement as a sales-type lease.  For new commercial vehicles financed by the Company, the Company recognizes revenue when the following conditions are met: (a) when the lease contract is signed, (b) when the customer has taken possession of the vehicle, and (c) if the collectability of owed amounts are reasonably assured. The Company recognizes revenue using the fair value of the commercial vehicles by reference to the retail market price of the vehicles. The Company also records the sale of the GPS tracking unit sold to the lessee upon the transfer of the title and delivery of the product. These sales revenues are recorded as “Commercial Vehicles”.

In addition, the Company recognizes its second-hand vehicle lease financing arrangement as a direct financing lease because it does not give rise to dealer’s profit or loss to the Company. Under the second-hand vehicle lease financing program, the Company holds the title of the used vehicle and then transfers title to the customer at the end of the lease term. The excess of aggregate lease rentals over the acquisition cost of leased second-hand vehicle constitutes unearned lease income to be taken into income over the lease term by using the effective interest method.

A membership fee is charged to all lessees for the privilege of utilizing the Company’s store branch network for certain services, which include general support services, licensing and permit services, insurance services and registration services. The membership fee is charged and collected by the Company when a direct financing and sales-type lease is signed. The Company records the amount as a deduction of minimum lease payment receivable. Revenue from our membership fee is deferred and recognized ratably over the term of the direct financing and sales-type lease. The difference between the gross investment in the lease (and the fair value of the commercial vehicles) is recorded as unearned income and amortized based on the effective interest rate method over the lease term. Management servicing fees are recognized when services are rendered. The Company also receives commissions from insurance institutions for referring its customers to buy auto insurance. Insurance commission and agency income is recorded when the insurance contract is signed and the insurance premium is paid to the insurance company. With respect to the value added services (tires, fuel, insurance and second-hand vehicles financing services) that the Company offers, the Company provides one to three months of revolving credit facilities to eligible customers. Revenue from our tires, fuel and insurance services that is charged and collected at the beginning of the financing period is deferred and recognized ratably based on the effective interest rate method over the term of the financing period.

The membership fee, interest from direct financing and sales-type lease, management servicing fee, and revenues from tires, fuel and insurance financing services are recorded as “Finance”. The insurance commission and agency fee is recorded as “Insurance”.

Penalty income generated from the lessees for late payment is recognized when the payment is overdue and the collectability is reasonably assured. This income is recorded as “Other income”.

Cost of Sales

Cost of sales consists of the purchase price of the leased vehicle plus the direct labour costs of the operations.

Advertising

The Company expenses advertising costs as incurred. Advertising expenses totaled approximately $21, $16 and $25 for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in selling and marketing expense in the accompanying consolidated statements of operation.

Value added Tax and Business Tax

In the PRC, value added tax (the “VAT”) of 17% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Company; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities.

The Company’s PRC subsidiaries are also subject to business tax 5% for their revenues from membership fee, interest from sales-type lease, management servicing fee, commission fee and revenues from tires, fuel and insurance financing services, which are recognized after net off business tax.

Income Taxes

Income taxes are accounted for using an asset and liability method.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry forwards, and liabilities are measured using enacted tax rates in the applicable tax jurisdiction expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Realization of the deferred tax asset is dependent on generating sufficient taxable income in future years.

The Company recognizes interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The tax returns of the Company’s PRC VIEs and subsidiaries are subject to examination by the relevant tax authorities. The Company did not have any material interest or penalties associated with tax positions and did not have any significant unrecognized uncertain tax positions as of December 31, 2012 and 2011, respectively.

Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief executive officer, in deciding how to allocate resources and assessing performance. All of the Company’s sales are generated in the PRC and substantially all of the Company’s assets are located in the PRC. The Company’s continuing operations consist of two reporting and operating segments, the commercial vehicle sales, servicing, leasing and support business, and office leasing business.

Earn-out Obligation

The Company issues the shares in respect of the Earn-Out Obligation each year when the Company’s audited financial results are released and if the financial results fulfill the condition in the Share Exchange Agreement. The Earn-Out Obligation was a derivative financial instrument liability that was adjusted to its fair value each reporting date with changes in fair value being recognized currently in the consolidated statement of operations and comprehensive income (loss). Once the measurement period for the issuance of shares ended, the Earn-Out Obligation related to that period was no longer conditional and the obligation is reclassified from a liability to equity based on the fair value of the obligation at the end of the measurement period.

Pursuant to an earn-out provision of the Share Exchange Agreement entered into in connection with the business combination between ACG and AutoChina (formerly Spring Creek Acquisition Corp.), the Company initially could have been required annually to issue to the former shareholder of ACG up to 20% of the number of ordinary shares outstanding as of December 31, commencing December 31, 2009 through December 31, 2013. The percentage of shares to be issued would have been determined based upon the Company’s financial results each year, measured in accordance with an established formula (the “Earn-Out Obligation”) (see Note 13). According to the amendment to the earn-out provision in February 2011, the Earn-Out Obligation after the year ended December 31, 2011 was eliminated and the Earn-Out Obligation for the years ended December 31, 2010 and 2011 was modified. In September 2011, there were further amendments of the earn-out provision, under which the Earn-Out Obligation after the year ended December 31, 2010 was eliminated.

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with generally accepted accounting principles. Companies with complex capital structures are to present basic and diluted EPS. Basic EPS is measured as the income available to ordinary shareholders divided by the weighted average ordinary shares outstanding for the period. For basic EPS, the weighted average number of shares outstanding for the period includes contingently issuable shares (i.e., shares issuable for little or no cash consideration upon the satisfaction of the conditions of a contingent stock agreement) as of the date that all necessary conditions have been met. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

3,923,153 contingently issuable shares were considered outstanding and included in the computation of basic and diluted EPS since January 1, 2011. Such shares were issued to the former shareholder of ACG based upon 2010 financial results in accordance with Share Exchange Agreement (see Note 13) in December 2011. Stock options had a dilutive effect of 223,459 and 73,479 shares for the years ended December 31, 2012 and 2011, respectively. Numerator for basic and diluted earnings per share is the same for the year ended December 31, 2012 and 2011, respectively.

1,580,112 stock options that could potentially dilute earnings per share in the future which were not included in the fully diluted computation for the years ended December 31, 2010 because they would have been anti-dilutive.

Non-vested stock that could potentially dilute earnings per share in the future which were not included in the fully diluted computation for the year ended December 31, 2010 because they would have been anti-dilutive were convertible into or exchangeable for1,229,679 shares.

Share-Based Payments

The Company records all share-based payments, including grants of employee stock options to employees, in the financial statements based on their fair values. The Company used the Black-Scholes option-pricing model to estimate the fair value of the options at the date of grant. As of December 31, 2012, a total of 1,560,629 stock options granted to employees are outstanding.

Reclassification

Certain reclassifications have been made to prior period balances on the statement of operations and comprehensive income (loss) and balance sheet to conform to the presentation for the year ended December 31, 2012. Such reclassifications did not have any effect on results of operations.

Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards or pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.